Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (16,562)	$ (5,562)	$ 324,117	$ (14,113)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	203	251	850	1,028
Loss on extinguishment of debt			10,170
Noncash lease expense	222	276	928	1,312
Paid-in-kind interest on convertible notes payable		306	1,085	723
Amortization of debt discount		1,250	4,237	2,485
Share-based compensation	1,510	57	294	125
Change in fair value of convertible notes payable derivative liabilities		635	1,358	(1,118)
Change in fair value of contingent consideration liability				(27)
Change in fair value of warrant liability			(363,299)
Changes in operating assets and liabilities:
Accounts receivable	12	107	53	(28)
Prepaid expenses and other current assets	817	28	(8,301)	(62)
Other assets			19	106
Accounts payable	132	(270)	734	(684)
Accrued expenses and other current liabilities	3,091	(120)	5,764	(21)
Operating lease liabilities	(182)	(283)	(953)	(798)
Net cash used in operating activities	(10,757)	(3,325)	(22,944)	(11,072)
Cash Flows from Investing Activities:
Purchase of property and equipment	(358)	(80)	(311)	(349)
Purchase of investments	(219,460)		(237,851)
Proceeds from sale of property and equipment			22
Proceeds from sale of investments	160,001
Net cash used in investing activities	(59,817)	(80)	(238,140)	(349)
Cash Flows from Financing Activities:
Proceeds from exercise of stock warrants, net of issuance costs	16,257		140,800
Payments for Paycheck Protection Program loan	(908)
Proceeds from exercise of common stock options	287		121	7
Proceeds from convertible notes payable issuance and derivative liability		3,200
Business Combination and PIPE financing, net of issuance costs paid			516,454
Proceeds from the exercise of stock warrants			124,536
Proceeds from convertible notes payable issuance and derivative liabilities			3,200	16,803
Proceeds from Paycheck Protection Program loan			908
Payments for deferred financing costs			(468)
Repayments on finance lease obligations	(49)	(54)	(247)	(201)
Net cash provided by financing activities	15,587	3,146	644,504	16,609
Net decrease in cash and cash equivalents	(54,987)	(259)	383,420	5,188
Cash and cash equivalents- beginning of the period	389,705	6,285	6,285	1,097
Cash and cash equivalents - end of the period	$ 334,718	$ 6,026	$ 389,705	$ 6,285